Consolidated Statements of Shareholders' Equity / Members' Deficit - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Common Units
Beginning balance (in shares) at Mar. 31, 2016									100,000
Beginning balance at Mar. 31, 2016	$ (252,213)					$ (164,550)	$ (69,826)	$ (17,837)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	719							719
Transfers to related parties	(13,521)					(13,521)
Equity repurchases	(287)					(287)
Net (loss) income	796						796
Ending balance (in shares) at Mar. 31, 2017									100,000
Ending balance at Mar. 31, 2017	(264,506)					(178,358)	(69,030)	(17,118)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(8,680)							(8,680)
Transfers to related parties	(3,920)					(3,920)
Equity repurchases	(806)					(806)
Net (loss) income	$ 9,222						9,222
Ending balance (in shares) at Mar. 31, 2018	100								100,000
Ending balance at Mar. 31, 2018	$ (268,690)					(183,084)	(59,808)	(25,798)	$ 0
Ending balance (in shares) at Mar. 31, 2018		0
Ending balance at Mar. 31, 2018	(268,690)	$ 0	$ (183,084)	$ (59,808)	$ (25,798)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(298)				(298)
Transfers to related parties	(860)		(860)
Equity repurchases	(649)		(649)
Net (loss) income	(85,596)			(85,596)
Ending balance (in shares) at Dec. 31, 2018		0
Ending balance at Dec. 31, 2018	$ (356,093)	$ 0	(184,593)	(145,404)	(26,096)
Beginning balance (in shares) at Mar. 31, 2018	100								100,000
Beginning balance at Mar. 31, 2018	$ (268,690)					(183,084)	(59,808)	(25,798)	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(3,912)							(3,912)
Transfers to related parties	(813)					(813)
Equity repurchases	(649)					(649)
Net (loss) income	$ (116,194)						(116,194)
Ending balance (in shares) at Mar. 31, 2019	100								100,000
Ending balance at Mar. 31, 2019	$ (390,258)					$ (184,546)	$ (176,002)	$ (29,710)	$ 0
Beginning balance (in shares) at Mar. 31, 2018		0
Beginning balance at Mar. 31, 2018	(268,690)	$ 0	(183,084)	(59,808)	(25,798)
Ending balance (in shares) at Mar. 31, 2019		0
Ending balance at Mar. 31, 2019	(390,258)	$ 0	(184,546)	(176,002)	(29,710)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	521				521
Transfers to related parties	(42,760)		(42,760)
Equity repurchases	(2)		(2)
Net (loss) income	(22,102)			(22,102)
Beginning balance (in shares) at Sep. 30, 2018		0
Beginning balance at Sep. 30, 2018	(291,750)	$ 0	(141,831)	(123,302)	(26,617)
Ending balance (in shares) at Dec. 31, 2018		0
Ending balance at Dec. 31, 2018	(356,093)	$ 0	(184,593)	(145,404)	(26,096)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	2,165				2,165
Equity repurchases			(150)
Net (loss) income	(464,726)			(464,726)
Beginning balance (in shares) at Mar. 31, 2019		0
Beginning balance at Mar. 31, 2019	(390,258)	$ 0	(184,546)	(176,002)	(29,710)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of related party payable upon reorganization			600,622
Issuance of common stock in connection with initial public offering, net of underwriters' discounts and commissions and issuance costs (in shares)		38,873,000
Issuance of common stock in connection with initial public offering, net of underwriters' discounts and commissions and issuance costs	585,297	$ 39	585,258
Effect of reorganization (in shares)		241,547,000
Effect of reorganization	278,248	$ 242	271,383		6,623
Contribution for taxes associated with reorganization	$ 265,000		265,000
Restricted stock units vested (in shares)		393,000
Restricted stock awards forfeited (in shares)		(28,000)
Share-based compensation			22,992
Ending balance (in shares) at Dec. 31, 2019	280,784,786	280,785,000
Ending balance at Dec. 31, 2019	$ 899,190	$ 281	1,560,559	(640,728)	(20,922)
Increase (Decrease) in Partners' Capital [Roll Forward]
Foreign currency translation, net of tax	(2,363)				(2,363)
Equity repurchases	(5)		(5)
Net (loss) income	1,763			1,763
Beginning balance (in shares) at Sep. 30, 2019		280,509,000
Beginning balance at Sep. 30, 2019	886,282	$ 281	1,547,051	(642,491)	(18,559)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock units vested (in shares)		304,000
Restricted stock awards forfeited (in shares)		(28,000)
Share-based compensation	$ 13,513		13,513
Ending balance (in shares) at Dec. 31, 2019	280,784,786	280,785,000
Ending balance at Dec. 31, 2019	$ 899,190	$ 281	$ 1,560,559	$ (640,728)	$ (20,922)